Long-term investments (Details Textual) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2015	Oct. 31, 2009	Jun. 30, 2008	Oct. 31, 2004	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016
Interest Expense					$ 300	$ 300
Investments accounted for using equity method					199	151		$ 146
Entree Oyu Tolgoi JV [Member]
Proportion of ownership interest in joint venture	20.00%
Joint Venture Share Of Operating Business Discription		The Company is entitled to 20% or 30% of the mineralization extracted from the Entrée/Oyu Tolgoi JV Property, depending on the depth of mineralization.
Other cash payments to acquire interests in joint ventures, classified as investing activities					31,200	30,100
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					200	200
Investments accounted for using equity method					200	200
Equity Method Investments Joint ventures Non Current Liabilities					31,000
Equity Method Investments Joint ventures Current Assets and Liabilities					$ 300
Oyu Tolgoi LLC [Member]
Proportion of ownership interest in joint venture				34.00%
License Arrangement Interest Rate Basis Spread	2.00%				2.00%
License Arrangement Interest Rate Basis	prime+2%				prime+2%
Shivee TolgoiMining Licience [Member]
Proportion of ownership interest in joint venture	100.00%
Entree/Oyu Tolgoi JV Property [Member]
Interest Expense					$ 900	$ 900
Entree/Oyu Tolgoi JV Property [Member] | OTLLC [Member]
Other cash payments to acquire interests in joint ventures, classified as investing activities			$ 35,000
Percentage Interest Owned in All Minerals Extracted Below a Sub-surface Depth of 560 Meters							80.00%
Percentage Interest Owned in All Minerals Extracted from Surface to a Depth of 560 Meters							70.00%